Share capital and reserves (Details) € / shares in Units, $ / shares in Units, € in Thousands, $ in Millions		6 Months Ended
	Mar. 08, 2018 USD ($) $ / shares shares	Jun. 30, 2018 EUR (€) € / shares shares	Dec. 31, 2017 shares
Restricted stock units
Movement in ordinary shares and non-redeemable convertible preferred shares
Specific reserve | €		€ 97,461
Follow-on public offering
Movement in ordinary shares and non-redeemable convertible preferred shares
Number of shares issued	3,916,474
Issuance price of shares | $ / shares	$ 48.60
Offering expenses | $	$ 0.3
Ordinary shares
Movement in ordinary shares and non-redeemable convertible preferred shares
Number of shares issued			398,638
Number of shares outstanding		29,881,309
Nominal value of shares | € / shares		€ 0.08
Issuance of share capital from exercise of share options, employee warrants BSPCE and warrants | €		€ 3,700